Share Capital and Per Share Amounts - Schedule of Share Units Outstanding (Details)	6 Months Ended
	Jun. 30, 2026 shares
Schedule of Share Units Outstanding [Line Items]
Balance, January 1, 2026	333
Exercised	(39)	[1]
Forfeited / Expired	(60)
Balance, March 31, 2026	234
RSUs [Member]
Schedule of Share Units Outstanding [Line Items]
Balance, January 1, 2026	84
Exercised	(39)	[1]
Forfeited / Expired	(3)
Balance, March 31, 2026	42
PSUs [Member]
Schedule of Share Units Outstanding [Line Items]
Balance, January 1, 2026	249
Exercised		[1]
Forfeited / Expired	(57)
Balance, March 31, 2026	192

[1]	Differences in exercised awards compared to those disclosed in share capital relate to withholding taxes on share issuance (Note 12).